Note 2 - Acquisitions (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 08, 2016
Goodwill		$ 802	$ 802
Business Combination, Bargain Purchase, Gain Recognized, Amount		$ 0	$ 0	$ 289
Deerwood Bank [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets					$ 19,000
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed Finance Receivables					11,900
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents					6,100
Goodwill					800
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles					200
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed Deposits					$ 19,000
Kasson State Bank [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 52,800
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed Finance Receivables	24,100
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	10,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	400
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed Deposits	47,300
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed Investments	17,500
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed Other Assets	800
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	49,300
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed Other Liabilities	2,000
Payments to Acquire Businesses, Gross	3,200
Business Combination, Bargain Purchase, Gain Recognized, Amount	$ 300